Property and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property Plant And Equipments Disclosure [Text Block]
Note 7 — Property and Equipment

Property and equipment, net consisted of the following:

	December 31,	December 31,
	2015	2014
Medical equipment	$1,195,467	$801,463
Office equipment	142,827	150,411
Software	523,571	307,844
Manufacturing equipment	307,851	307,851
Leasehold improvements	32,130	32,130
	2,201,846	1,599,699
Less accumulated depreciation and amortization	(1,086,632)	(674,528)
	$1,115,214	$925,171

For the year ended December 31, 2015 depreciation expense and amortization was approximately $433,000, of which $246,000 was classified as general and administrative expenses, $25,000 as sales and marketing expenses, $68,000 as research and development expenses, and $94,000 as cost of sales.

For the year ended December 31, 2014 depreciation expense and amortization was approximately $276,000, of which $99,000 was classified as general and administrative expenses, $72,000 as research and development expense and $105,000 as cost of sales.

The net book value of property and equipment disposed of was approximately $69,000 in 2015 and $265,000 in 2014. The disposal of property and equipment was primarily due to the sale of centrifuges and the 2014 closure of our research and development facility.